General Information	9 Months Ended
Sep. 30, 2022
General Information
General Information

1. General information

ProQR Therapeutics N.V., or “ProQR” or the “Company”, is biotechnology company domiciled in the Netherlands that primarily focuses on the development of novel therapeutic medicines.

Nasdaq accepted a listing transfer application from ProQR to transfer from Nasdaq Global Market to Nasdaq Capital Markets, effective as of November 2, 2022.

The Company was incorporated in the Netherlands, on February 21, 2012 and was reorganized from a private company with limited liability to a public company with limited liability on September 23, 2014. The Company has its statutory seat in Leiden, the Netherlands. The address of its headquarters and registered office is Zernikedreef 9, 2333 CK Leiden, the Netherlands.

ProQR Therapeutics N.V. is the ultimate parent company of the following entities:

●	ProQR Therapeutics Holding B.V. (100%);
●	ProQR Therapeutics I B.V. (100%);
●	ProQR Therapeutics II B.V. (100%);
●	ProQR Therapeutics III B.V. (100%);
●	ProQR Therapeutics IV B.V. (100%);
●	ProQR Therapeutics V B.V. (100%);
●	ProQR Therapeutics VI B.V. (100%);
●	ProQR Therapeutics VII B.V. (100%);
●	ProQR Therapeutics VIII B.V. (100%);
●	ProQR Therapeutics IX B.V. (100%);
●	ProQR Therapeutics I Inc. (100%);
●	Amylon Therapeutics B.V. (80%);

ProQR Therapeutics N.V. is also statutory director of Stichting Bewaarneming Aandelen ProQR (“ESOP Foundation”) and has full control over this entity. The Company holds a 5.1% minority shareholding in Yarrow Biotechnology, Inc.

As used in these condensed consolidated financial statements, unless the context indicates otherwise, all references to “ProQR” or the “Company” refer to ProQR Therapeutics N.V. including its subsidiaries and the ESOP Foundation.